Business segment information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Business Segment Information Details 2
United States, Amount	$ 25,203	$ 23,804	$ 19,940
United States, Percent	81.00%	78.00%	75.00%
Germany, Amount	4,688	5,121	4,985
Germany, Percent	15.00%	17.00%	18.00%
Total Amount	$ 29,891	$ 28,925	$ 24,925